Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 2,376	$ 2,670
Dividends paid to non-controlling interest	$ 148	150
Scotiabank Chile S A [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	24.00%
Non-controlling interests in subsidiaries	$ 1,050	1,017
Dividends paid to non-controlling interest	$ 71	38
Scotiabank Colpatria -S- -A- [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%
Non-controlling interests in subsidiaries	$ 387	564
Dividends paid to non-controlling interest	$ 13	12
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	28.20%
Non-controlling interests in subsidiaries	$ 288	323
Dividends paid to non-controlling interest	$ 14	40
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.10%
Non-controlling interests in subsidiaries	$ 381	380
Dividends paid to non-controlling interest	50	52
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 270	386
Dividends paid to non-controlling interest		$ 8
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.10%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%